Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nueva Tel
Related Party Transaction [Line Items]
Other expenses		$ 600	$ 600	$ 900
Other revenue		400	500	400
Nueva Tel | Installment Plan Agreement
Related Party Transaction [Line Items]
Amount receivable due from related Parties		800
Nueva Tel | Reduction to cost of service | Third Party Service Provider
Related Party Transaction [Line Items]
Other revenue		1,200	1,300	1,100
Salamanca Solutions
Related Party Transaction [Line Items]
Increase in net income (loss)		(40)	49	(150)
Salamanca Solutions | Class C Units | Trilogy LLC | SHC and Three former Trilogy LLC Executives
Related Party Transaction [Line Items]
Stock repurchased	2,140
Percentage of Equity Interest in Subsidiary Transferred	80.00%
Trilogy LLC Founders
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		0	$ 49	$ 23
New Island Cellular LLC | Trilogy LLC
Related Party Transaction [Line Items]
Aggregate principal amount		6,200
SG Enterprises II LLC | Trilogy International South Pacific LLC | Trilogy International South Pacific LLC 2022 Notes
Related Party Transaction [Line Items]
Payments to acquire notes		$ 7,000